Label	Element	Value
Treasury Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Morgan Stanley Institutional Liquidity Funds

Supplement dated March 28, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated February 28, 2024

Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
(the "Funds")

Effective immediately, the below changes are made to each Fund's Prospectus. There are no changes to each Fund's investment objective or principal investment strategies in connection with the changes described below.

Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Securities Portfolio
Risk [Heading]	rr_RiskHeading	The section of each Prospectus titled "Fund Summary—Treasury Securities Portfolio—Principal Risks" is deleted in its entirety and replaced with the following.
Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this supplement for future reference.
Treasury Securities Portfolio | Credit and Interest Rate Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). For example, during periods when interest rates are low, the Fund's yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable NAV of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument's liquidity and make it more difficult for the Fund to sell at an advantageous price or time.
Treasury Securities Portfolio | Fixed-Income Securities [Member]
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Risk [Text Block]	rr_RiskTextBlock	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.
Treasury Securities Portfolio | U.S. Government Securities [Member]
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Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.
Treasury Securities Portfolio | Market and Geopolitical Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, adversely affect the Fund's ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.
Treasury Securities Portfolio | Liquidity [Member]
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Risk [Text Block]	rr_RiskTextBlock	Liquidity. The Fund may make investments that are illiquid or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund's ability to maintain a stable $1.00 share price.
Treasury Securities Portfolio | Large Shareholder Transactions Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund's NAV and liquidity.
Treasury Securities Portfolio | Stable NAV Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund's ability to maintain a stable $1.00 share price.
Treasury Securities Portfolio | Money Market Fund Regulation [Member]
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Risk [Text Block]	rr_RiskTextBlock	Money Market Fund Regulation. In July 2023, the SEC recently adopted changes to the rules that govern money market funds. These changes have a remaining phase-in period ranging from April 2, 2024 to October 2, 2024. These changes may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund. As of the date of this prospectus, the Adviser is evaluating the potential impact of these regulatory changes and expects to update investors in the future as the regulatory compliance deadlines approach.